Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events	Note 11. Subsequent Events On April 1, 2021, the Company received notice from the SBA that the Company’s PPP Loan was forgiven in its entirety in the amount of $108.

Note 12. Subsequent Events

On January 28, 2021 and February 18, 2021, the Company issued 2,597,403 and 27,272,727 shares of the Company’s common stock, respectively, to Chicago Venture Partners L.P., a Utah limited partnership, and Uptown Capital LLC, a Utah limited liability company, in connection with the conversion of 10 and 105 shares of the Company’s Series C Convertible Preferred Stock (the “Series C Preferred”). Following these conversions, the Company has no Series C Preferred issued or outstanding.

On March 5, 2021, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with Bucktown Capital, LLC (the “Investor”), pursuant to which the Company issued a convertible promissory note in the original principal amount of $13,210 (the “2021 Note”). The 2021 Note is convertible, at the option of the Investor, into shares of common stock of the Company at a conversion price equal to 70% of the lowest price for a share of common stock during the ten trading days immediately preceding the applicable conversion (the “Conversion Price”); provided, however, in no event shall the Conversion Price be less than $0.04 per share. The 2021 Note bears interest at a rate of 8% per annum and will mature in twelve months.

The 2021 Note will be funded in tranches, with the initial tranche of $1,210 funded by the Investor on March 5, 2021 for consideration of $1,000. Six subsequent tranches (five tranches, each for $1,200 and one tranche for $6,000) will be funded upon the notice of effectiveness of a Registration Statement on Form S-1 covering the common stock issuable in connection with the 2021 Note. Further, the final tranche requires the mutual agreement of the Company and Investor. Until such time as Investor has funded the subsequent tranches, the Company will hold a series of Investor Notes that offset any unfunded portion of the 2021 Note.

On April 1, 2021, the Company received notice from the SBA that the Company’s PPP Loan was forgiven in its entirety in the amount of $108.